Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

ARES Management Capital Markets LLC

KeyBanc Capital Markets Inc.

(collectively, the “Specified Parties”)

Re:	ARES Commercial Mortgage Trust 2026-GCP (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-GCP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 7 January 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 January 2026

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 21 January 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 6

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Months)”),
b.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original IO Term (Months)”),
c.	Use the “Remaining Term to Maturity (Months),” as shown on the Final Data File, for the remaining interest-only period of the Mortgage Loan (the “Remaining IO Term (Months)”) and
d.	Use the original balance of the Mortgage Loan and each Property, as shown on the allocated loan amount schedule Source Document, as applicable, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Closing Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Assumed Mortgage Loan Spread and
b.	Term SOFR Cap,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate at Term SOFR Cap” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9.	Using the:
a.	Mortgage Loan Closing Date Balance,
b.	Assumed Mortgage Loan Spread,
c.	Mortgage Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and a SOFR assumption of 3.67492% provided by the Depositor (the “Assumed One-month Term SOFR”), and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment,
iii.	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap and
iv.	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Assumed Mortgage Loan Spread,” as shown on the Final Data File, and
ii.	The Assumed One-month Term SOFR and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap,” as shown on the Final Data File.

Attachment A Page 5 of 6

10.	Using the:
a.	UW Net Operating Income,
b.	UW Net Cash Flow,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap,
e.	Mortgage Loan Closing Date Balance,
f.	Mortgage Loan Balloon Balance,
g.	Individual As-Is Appraised Value,
h.	Portfolio Appraised Value,
i.	Unit Mix (Available Units) Total and
j.	Unit Mix (Available SF) Total,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan UW NOI DSCR at Term SOFR Cap,
iv.	Mortgage Loan UW NCF DSCR at Term SOFR Cap,
v.	Mortgage Loan Closing Date LTV (Aggregate Individual As-Is Appraised Values),
vi.	Mortgage Loan Balloon LTV (Aggregate Individual As-Is Appraised Values),
vii.	Mortgage Loan Closing Date LTV (Portfolio Appraised Value),
viii.	Mortgage Loan Balloon LTV (Portfolio Appraised Value),
ix.	Mortgage Loan UW NOI Debt Yield,
x.	Mortgage Loan UW NCF Debt Yield,
xi.	Mortgage Loan Closing Date Balance per Unit,
xii.	Mortgage Loan Closing Date Balance per SF,
xiii.	Individual As-Is Appraised Value per SF,
xiv.	Portfolio Appraised Value per SF and
xv.	Portfolio Appraised Value Premium

of the Mortgage Loan, and with respect to xi. through xiii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. and xi. through xiv. above to two decimal places and
b.	Round the characteristics listed in v. through x. and xv. above to the nearest 1/10th of one percent.

Attachment A Page 6 of 6

11.	Using the:
a.	Unit Mix (Available SF) Climate Controlled and
b.	Unit Mix (Available SF) Total Self-Storage,

as shown on the Final Data File, we recalculated the “% of Self-Storage SF Climate Controlled” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Unit Mix (Available SF) Total,
b.	2023 Total Revenue,
c.	2024 Total Revenue,
d.	September 2025 TTM Total Revenue,
e.	Normalized September 2025 TTM Total Revenue,
f.	September 2025 T-6 Annualized Total Revenue,
g.	September 2025 T-3 Annualized Total Revenue,
h.	September 2025 T-1 Annualized Total Revenue,
i.	Sponsor Year 1 Budget Total Revenue,
j.	Sponsor Year 2 Budget Total Revenue,
k.	Sponsor Year 3 Budget Total Revenue and
l.	UW Total Revenue,

as shown on the Final Data File, we recalculated the:

i.	2023 Portfolio RevPAF (based on Total Revenue and Total SF),
ii.	2024 Portfolio RevPAF (based on Total Revenue and Total SF),
iii.	September 2025 TTM Portfolio RevPaf (based on Total Revenue and Total SF),
iv.	Normalized September 2025 TTM Portfolio RevPAF (based on Total Revenue and Total SF),
v.	September 2025 T-6 Annualized Portfolio RevPAF (based on Total Revenue and Total SF),
vi.	September 2025 T-3 Annualized Portfolio RevPAF (based on Total Revenue and Total SF),
vii.	September 2025 T-1 Annualized Portfolio RevPAF (based on Total Revenue and Total SF),
viii.	Sponsor Year 1 Budget Portfolio RevPAF (based on Total Revenue and Total SF),
ix.	Sponsor Year 2 Budget Portfolio RevPAF (based on Total Revenue and Total SF),
x.	Sponsor Year 3 Budget Portfolio RevPAF (based on Total Revenue and Total SF) and
xi.	UW Portfolio RevPAF (based on Total Revenue and Total SF)

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the “Mortgage Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Closing Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	7 January 2026

Allocated Loan Amount Schedule (see Note 1)	6 January 2026

Cash Management Agreement (see Note 1)	30 December 2025

Deposit Account Control Agreement (see Note 1)	16 December 2025

Guaranty Agreement (see Note 1)	5 January 2026

Contribution Agreement (see Note 1)	16 December 2025

Environmental Indemnity Agreement (see Note 1)	16 December 2025

Deed of Trust (see Note 1)	16 December 2025

Promissory Note(s) (see Note 1)	16 December 2025

Assignment of Interest Rate Cap (see Note 1)	16 December 2025

Interest Rate Cap Agreement (see Note 1)	7 January 2026

Administrative Fee Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	22 December 2025

Engineering Reports (see Note 1)	Various

Phase I Environmental Reports (see Note 1)	Various

Pro Forma Title Polices	Not Dated

Underwriter’s Summary Report	Not Dated

Assignment of Management Agreement (see Note 1)	16 December 2025

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Management Agreement (see Note 1)	30 December 2025

Insurance Risk Analysis (see Note 1)	7 January 2026

Seismic Risk Assessment (see Note 1)	Various

Capital Expenditures Information	Not Dated

Historical Occupancy Summary	Not Dated

Phase I Environmental Report Matrix (see Note 1)	7 January 2026

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 15

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report or Pro Forma Title Policy
City	Appraisal Report or Engineering Report
State	Appraisal Report
Zip	Appraisal Report
County	Appraisal Report
Market	Underwriter’s Summary Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report
Date Acquired	Underwriter’s Summary Report
Pool Identifier	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy
Unit Mix (Available Units) Regular	Underwriter’s Summary Report
Unit Mix (Available Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Available Units) Total Self-Storage	Underwriter’s Summary Report
Unit Mix (Available Units) Locker	Underwriter’s Summary Report
Unit Mix (Available Units) Commercial / Other	Underwriter’s Summary Report
Unit Mix (Available Units) Parking	Underwriter’s Summary Report
Unit Mix (Available Units) Covered Parking	Underwriter’s Summary Report
Unit Mix (Available Units) Total	Underwriter’s Summary Report
Unit Mix (Available SF) Regular	Underwriter’s Summary Report
Unit Mix (Available SF) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Available SF) Total Self-Storage	Underwriter’s Summary Report
Unit Mix (Available SF) Locker	Underwriter’s Summary Report
Unit Mix (Available SF) Commercial / Other	Underwriter’s Summary Report
Unit Mix (Available SF) Parking	Underwriter’s Summary Report
Unit Mix (Available SF) Covered Parking	Underwriter’s Summary Report
Unit Mix (Available SF) Total	Underwriter’s Summary Report
Unit Mix (Occupied Units) Regular	Underwriter’s Summary Report
Unit Mix (Occupied Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Self Storage	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 15

Property Information: (continued)

Characteristic	Source Document(s)

Unit Mix (Occupied Units) Locker	Underwriter’s Summary Report
Unit Mix (Occupied Units) Commercial / Other	Underwriter’s Summary Report
Unit Mix (Occupied Units) Parking	Underwriter’s Summary Report
Unit Mix (Occupied Units) Covered Parking	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total	Underwriter’s Summary Report
Unit Mix (Occupied SF) Regular	Underwriter’s Summary Report
Unit Mix (Occupied SF) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Occupied SF) Total Self-Storage	Underwriter’s Summary Report
Unit Mix (Occupied SF) Locker	Underwriter’s Summary Report
Unit Mix (Occupied SF) Commercial / Other	Underwriter’s Summary Report
Unit Mix (Occupied SF) Parking	Underwriter’s Summary Report
Unit Mix (Occupied SF) Covered Parking	Underwriter’s Summary Report
Unit Mix (Occupied SF) Total	Underwriter’s Summary Report
2023 Average Occupancy	Historical Occupancy Summary
2024 Average Occupancy	Historical Occupancy Summary
September 2025 TTM Average Occupancy	Historical Occupancy Summary
September 2025 T-6 Annualized Average Occupancy	Historical Occupancy Summary
September 2025 T-3 Annualized Average Occupancy	Historical Occupancy Summary
September 2025 T-1 Annualized Average Occupancy	Historical Occupancy Summary
Sponsor Year 1 Budget Average Occupancy	Historical Occupancy Summary
Sponsor Year 2 Budget Average Occupancy	Historical Occupancy Summary
Sponsor Year 3 Budget Average Occupancy	Historical Occupancy Summary
Rent Roll Date	Underwriter’s Summary Report
Self-Storage Occupancy (based on Units)	Underwriter’s Summary Report
Self-Storage Occupancy (based on SF)	Underwriter’s Summary Report
Total Occupancy (based on Units)	Underwriter’s Summary Report
Total Occupancy (based on SF)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 15

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report or Seismic Risk Assessment
PML %	Seismic Risk Assessment
Environmental Report Provider	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report or Phase I Environmental Report Matrix
Phase II Required?	Phase I Environmental Report

Demographic Information:

Characteristic	Source Document(s)

3-Mile Population	Underwriter’s Summary Report
3-Mile Median HH Income	Underwriter’s Summary Report
5-Mile Population	Underwriter’s Summary Report
5-Mile Median HH Income	Underwriter’s Summary Report

Collateral Pool Information:

Characteristic	Source Document(s)

2023 Collateral Pool	Underwriter’s Summary Report
2024 Collateral Pool	Underwriter’s Summary Report
September 2025 TTM Collateral Pool	Underwriter’s Summary Report
Normalized September 2025 TTM Collateral Pool	Underwriter’s Summary Report
September 2025 T-6 Annualized Collateral Pool	Underwriter’s Summary Report
September 2025 T-3 Annualized Collateral Pool	Underwriter’s Summary Report
September 2025 T-1 Annualized Collateral Pool	Underwriter’s Summary Report
Sponsor Year 1 Budget Collateral Pool	Underwriter’s Summary Report
Sponsor Year 2 Budget Collateral Pool	Underwriter’s Summary Report
Sponsor Year 3 Budget Collateral Pool	Underwriter’s Summary Report
UW Collateral Pool	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 15

Underwriting Information:

Characteristic	Source Document(s)

2023 Storage Gross Potential Rent	Underwriter’s Summary Report
2024 Storage Gross Potential Rent	Underwriter’s Summary Report
September 2025 TTM Storage Gross Potential Rent	Underwriter’s Summary Report
Normalized September 2025 TTM Storage Gross Potential Rent	Underwriter’s Summary Report
September 2025 T-6 Annualized Storage Gross Potential Rent	Underwriter’s Summary Report
September 2025 T-3 Annualized Storage Gross Potential Rent	Underwriter’s Summary Report
September 2025 T-1 Annualized Storage Gross Potential Rent	Underwriter’s Summary Report
Sponsor Year 1 Budget Storage Gross Potential Rent	Underwriter’s Summary Report
Sponsor Year 2 Budget Storage Gross Potential Rent	Underwriter’s Summary Report
Sponsor Year 3 Budget Storage Gross Potential Rent	Underwriter’s Summary Report
UW Storage Gross Potential Rent	Underwriter’s Summary Report
2023 Storage Vacancy	Underwriter’s Summary Report
2024 Storage Vacancy	Underwriter’s Summary Report
September 2025 TTM Storage Vacancy	Underwriter’s Summary Report
Normalized September 2025 TTM Storage Vacancy	Underwriter’s Summary Report
September 2025 T-6 Annualized Storage Vacancy	Underwriter’s Summary Report
September 2025 T-3 Annualized Storage Vacancy	Underwriter’s Summary Report
September 2025 T-1 Annualized Storage Vacancy	Underwriter’s Summary Report
Sponsor Year 1 Budget Storage Vacancy	Underwriter’s Summary Report
Sponsor Year 2 Budget Storage Vacancy	Underwriter’s Summary Report
Sponsor Year 3 Budget Storage Vacancy	Underwriter’s Summary Report
UW Storage Vacancy	Underwriter’s Summary Report
2023 Gross Storage Revenue	Underwriter’s Summary Report
2024 Gross Storage Revenue	Underwriter’s Summary Report
September 2025 TTM Gross Storage Revenue	Underwriter’s Summary Report
Normalized September 2025 TTM Gross Storage Revenue	Underwriter’s Summary Report
September 2025 T-6 Annualized Gross Storage Revenue	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

September 2025 T-3 Annualized Gross Storage Revenue	Underwriter’s Summary Report
September 2025 T-1 Annualized Gross Storage Revenue	Underwriter’s Summary Report
Sponsor Year 1 Budget Gross Storage Revenue	Underwriter’s Summary Report
Sponsor Year 2 Budget Gross Storage Revenue	Underwriter’s Summary Report
Sponsor Year 3 Budget Gross Storage Revenue	Underwriter’s Summary Report
UW Gross Storage Revenue	Underwriter’s Summary Report
2023 Move-in Incentives	Underwriter’s Summary Report
2024 Move-in Incentives	Underwriter’s Summary Report
September 2025 TTM Move-in Incentives	Underwriter’s Summary Report
Normalized September 2025 TTM Move-in Incentives	Underwriter’s Summary Report
September 2025 T-6 Annualized Move-in Incentives	Underwriter’s Summary Report
September 2025 T-3 Annualized Move-in Incentives	Underwriter’s Summary Report
September 2025 T-1 Annualized Move-in Incentives	Underwriter’s Summary Report
Sponsor Year 1 Budget Move-in Incentives	Underwriter’s Summary Report
Sponsor Year 2 Budget Move-in Incentives	Underwriter’s Summary Report
Sponsor Year 3 Budget Move-in Incentives	Underwriter’s Summary Report
UW Move-in Incentives	Underwriter’s Summary Report
2023 Bad Debt	Underwriter’s Summary Report
2024 Bad Debt	Underwriter’s Summary Report
September 2025 TTM Bad Debt	Underwriter’s Summary Report
Normalized September 2025 TTM Bad Debt	Underwriter’s Summary Report
September 2025 T-6 Annualized Bad Debt	Underwriter’s Summary Report
September 2025 T-3 Annualized Bad Debt	Underwriter’s Summary Report
September 2025 T-1 Annualized Bad Debt	Underwriter’s Summary Report
Sponsor Year 1 Budget Bad Debt	Underwriter’s Summary Report
Sponsor Year 2 Budget Bad Debt	Underwriter’s Summary Report
Sponsor Year 3 Budget Bad Debt	Underwriter’s Summary Report
UW Bad Debt	Underwriter’s Summary Report
2023 Merchandise	Underwriter’s Summary Report
2024 Merchandise	Underwriter’s Summary Report
September 2025 TTM Merchandise	Underwriter’s Summary Report
Normalized September 2025 TTM Merchandise	Underwriter’s Summary Report
September 2025 T-6 Annualized Merchandise	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

September 2025 T-3 Annualized Merchandise	Underwriter’s Summary Report
September 2025 T-1 Annualized Merchandise	Underwriter’s Summary Report
Sponsor Year 1 Budget Merchandise	Underwriter’s Summary Report
Sponsor Year 2 Budget Merchandise	Underwriter’s Summary Report
Sponsor Year 3 Budget Merchandise	Underwriter’s Summary Report
UW Merchandise	Underwriter’s Summary Report
2023 Parking & Other Rent	Underwriter’s Summary Report
2024 Parking & Other Rent	Underwriter’s Summary Report
September 2025 TTM Parking & Other Rent	Underwriter’s Summary Report
Normalized September 2025 TTM Parking & Other Rent	Underwriter’s Summary Report
September 2025 T-6 Annualized Parking & Other Rent	Underwriter’s Summary Report
September 2025 T-3 Annualized Parking & Other Rent	Underwriter’s Summary Report
September 2025 T-1 Annualized Parking & Other Rent	Underwriter’s Summary Report
Sponsor Year 1 Budget Parking & Other Rent	Underwriter’s Summary Report
Sponsor Year 2 Budget Parking & Other Rent	Underwriter’s Summary Report
Sponsor Year 3 Budget Parking & Other Rent	Underwriter’s Summary Report
UW Parking & Other Rent	Underwriter’s Summary Report
2023 Late Fees / Admin Fees	Underwriter’s Summary Report
2024 Late Fees / Admin Fees	Underwriter’s Summary Report
September 2025 TTM Late Fees / Admin Fees	Underwriter’s Summary Report
Normalized September 2025 TTM Late Fees / Admin Fees	Underwriter’s Summary Report
September 2025 T-6 Annualized Late Fees / Admin Fees	Underwriter’s Summary Report
September 2025 T-3 Annualized Late Fees / Admin Fees	Underwriter’s Summary Report
September 2025 T-1 Annualized Late Fees / Admin Fees	Underwriter’s Summary Report
Sponsor Year 1 Budget Late Fees / Admin Fees	Underwriter’s Summary Report
Sponsor Year 2 Budget Late Fees / Admin Fees	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

Sponsor Year 3 Budget Late Fees / Admin Fees	Underwriter’s Summary Report
UW Late Fees / Admin Fees	Underwriter’s Summary Report
2023 Other Income	Underwriter’s Summary Report
2024 Other Income	Underwriter’s Summary Report
September 2025 TTM Other Income	Underwriter’s Summary Report
Normalized September 2025 TTM Other Income	Underwriter’s Summary Report
September 2025 T-6 Annualized Other Income	Underwriter’s Summary Report
September 2025 T-3 Annualized Other Income	Underwriter’s Summary Report
September 2025 T-1 Annualized Other Income	Underwriter’s Summary Report
Sponsor Year 1 Budget Other Income	Underwriter’s Summary Report
Sponsor Year 2 Budget Other Income	Underwriter’s Summary Report
Sponsor Year 3 Budget Other Income	Underwriter’s Summary Report
UW Other Income	Underwriter’s Summary Report
2023 Total Revenue	Underwriter’s Summary Report
2024 Total Revenue	Underwriter’s Summary Report
September 2025 TTM Total Revenue	Underwriter’s Summary Report
Normalized September 2025 TTM Total Revenue	Underwriter’s Summary Report
September 2025 T-6 Annualized Total Revenue	Underwriter’s Summary Report
September 2025 T-3 Annualized Total Revenue	Underwriter’s Summary Report
September 2025 T-1 Annualized Total Revenue	Underwriter’s Summary Report
Sponsor Year 1 Budget Total Revenue	Underwriter’s Summary Report
Sponsor Year 2 Budget Total Revenue	Underwriter’s Summary Report
Sponsor Year 3 Budget Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2023 Management Fee	Underwriter’s Summary Report
2024 Management Fee	Underwriter’s Summary Report
September 2025 TTM Management Fee	Underwriter’s Summary Report
Normalized September 2025 TTM Management Fee	Underwriter’s Summary Report
September 2025 T-6 Annualized Management Fee	Underwriter’s Summary Report
September 2025 T-3 Annualized Management Fee	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 8 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

September 2025 T-1 Annualized Management Fee	Underwriter’s Summary Report
Sponsor Year 1 Budget Management Fee	Underwriter’s Summary Report
Sponsor Year 2 Budget Management Fee	Underwriter’s Summary Report
Sponsor Year 3 Budget Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
2023 Payroll	Underwriter’s Summary Report
2024 Payroll	Underwriter’s Summary Report
September 2025 TTM Payroll	Underwriter’s Summary Report
Normalized September 2025 TTM Payroll	Underwriter’s Summary Report
September 2025 T-6 Annualized Payroll	Underwriter’s Summary Report
September 2025 T-3 Annualized Payroll	Underwriter’s Summary Report
September 2025 T-1 Annualized Payroll	Underwriter’s Summary Report
Sponsor Year 1 Budget Payroll	Underwriter’s Summary Report
Sponsor Year 2 Budget Payroll	Underwriter’s Summary Report
Sponsor Year 3 Budget Payroll	Underwriter’s Summary Report
UW Payroll	Underwriter’s Summary Report
2023 Utilities	Underwriter’s Summary Report
2024 Utilities	Underwriter’s Summary Report
September 2025 TTM Utilities	Underwriter’s Summary Report
Normalized September 2025 TTM Utilities	Underwriter’s Summary Report
September 2025 T-6 Annualized Utilities	Underwriter’s Summary Report
September 2025 T-3 Annualized Utilities	Underwriter’s Summary Report
September 2025 T-1 Annualized Utilities	Underwriter’s Summary Report
Sponsor Year 1 Budget Utilities	Underwriter’s Summary Report
Sponsor Year 2 Budget Utilities	Underwriter’s Summary Report
Sponsor Year 3 Budget Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
2023 Marketing	Underwriter’s Summary Report
2024 Marketing	Underwriter’s Summary Report
September 2025 TTM Marketing	Underwriter’s Summary Report
Normalized September 2025 TTM Marketing	Underwriter’s Summary Report
September 2025 T-6 Annualized Marketing	Underwriter’s Summary Report
September 2025 T-3 Annualized Marketing	Underwriter’s Summary Report
September 2025 T-1 Annualized Marketing	Underwriter’s Summary Report
Sponsor Year 1 Budget Marketing	Underwriter’s Summary Report
Sponsor Year 2 Budget Marketing	Underwriter’s Summary Report
Sponsor Year 3 Budget Marketing	Underwriter’s Summary Report
UW Marketing	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 9 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

2023 Repairs & Maintenance	Underwriter’s Summary Report
2024 Repairs & Maintenance	Underwriter’s Summary Report
September 2025 TTM Repairs & Maintenance	Underwriter’s Summary Report
Normalized September 2025 TTM Repairs & Maintenance	Underwriter’s Summary Report
September 2025 T-6 Annualized Repairs & Maintenance	Underwriter’s Summary Report
September 2025 T-3 Annualized Repairs & Maintenance	Underwriter’s Summary Report
September 2025 T-1 Annualized Repairs & Maintenance	Underwriter’s Summary Report
Sponsor Year 1 Budget Repairs & Maintenance	Underwriter’s Summary Report
Sponsor Year 2 Budget Repairs & Maintenance	Underwriter’s Summary Report
Sponsor Year 3 Budget Repairs & Maintenance	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report
2023 General & Administrative	Underwriter’s Summary Report
2024 General & Administrative	Underwriter’s Summary Report
September 2025 TTM General & Administrative	Underwriter’s Summary Report
Normalized September 2025 TTM General & Administrative	Underwriter’s Summary Report
September 2025 T-6 Annualized General & Administrative	Underwriter’s Summary Report
September 2025 T-3 Annualized General & Administrative	Underwriter’s Summary Report
September 2025 T-1 Annualized General & Administrative	Underwriter’s Summary Report
Sponsor Year 1 Budget General & Administrative	Underwriter’s Summary Report
Sponsor Year 2 Budget General & Administrative	Underwriter’s Summary Report
Sponsor Year 3 Budget General & Administrative	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report
2023 Taxes	Underwriter’s Summary Report
2024 Taxes	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 10 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

September 2025 TTM Taxes	Underwriter’s Summary Report
Normalized September 2025 TTM Taxes	Underwriter’s Summary Report
September 2025 T-6 Annualized Taxes	Underwriter’s Summary Report
September 2025 T-3 Annualized Taxes	Underwriter’s Summary Report
September 2025 T-1 Annualized Taxes	Underwriter’s Summary Report
Sponsor Year 1 Budget Taxes	Underwriter’s Summary Report
Sponsor Year 2 Budget Taxes	Underwriter’s Summary Report
Sponsor Year 3 Budget Taxes	Underwriter’s Summary Report
UW Taxes	Underwriter’s Summary Report
2023 Insurance	Underwriter’s Summary Report
2024 Insurance	Underwriter’s Summary Report
September 2025 TTM Insurance	Underwriter’s Summary Report
Normalized September 2025 TTM Insurance	Underwriter’s Summary Report
September 2025 T-6 Annualized Insurance	Underwriter’s Summary Report
September 2025 T-3 Annualized Insurance	Underwriter’s Summary Report
September 2025 T-1 Annualized Insurance	Underwriter’s Summary Report
Sponsor Year 1 Budget Insurance	Underwriter’s Summary Report
Sponsor Year 2 Budget Insurance	Underwriter’s Summary Report
Sponsor Year 3 Budget Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2023 Non-recurring Expenses	Underwriter’s Summary Report
2024 Non-recurring Expenses	Underwriter’s Summary Report
September 2025 TTM Non-recurring Expenses	Underwriter’s Summary Report
Normalized September 2025 TTM Non-recurring Expenses	Underwriter’s Summary Report
September 2025 T-6 Annualized Non-recurring Expenses	Underwriter’s Summary Report
September 2025 T-3 Annualized Non-recurring Expenses	Underwriter’s Summary Report
September 2025 T-1 Annualized Non-recurring Expenses	Underwriter’s Summary Report
Sponsor Year 1 Budget Non-recurring Expenses	Underwriter’s Summary Report
Sponsor Year 2 Budget Non-recurring Expenses	Underwriter’s Summary Report
Sponsor Year 3 Budget Non-recurring Expenses	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 11 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

UW Non-recurring Expenses	Underwriter’s Summary Report
2023 Other Expenses	Underwriter’s Summary Report
2024 Other Expenses	Underwriter’s Summary Report
September 2025 TTM Other Expenses	Underwriter’s Summary Report
Normalized September 2025 TTM Other Expenses	Underwriter’s Summary Report
September 2025 T-6 Annualized Other Expenses	Underwriter’s Summary Report
September 2025 T-3 Annualized Other Expenses	Underwriter’s Summary Report
September 2025 T-1 Annualized Other Expenses	Underwriter’s Summary Report
Sponsor Year 1 Budget Other Expenses	Underwriter’s Summary Report
Sponsor Year 2 Budget Other Expenses	Underwriter’s Summary Report
Sponsor Year 3 Budget Other Expenses	Underwriter’s Summary Report
UW Other Expenses	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
September 2025 TTM Total Expenses	Underwriter’s Summary Report
Normalized September 2025 TTM Total Expenses	Underwriter’s Summary Report
September 2025 T-6 Annualized Total Expenses	Underwriter’s Summary Report
September 2025 T-3 Annualized Total Expenses	Underwriter’s Summary Report
September 2025 T-1 Annualized Total Expenses	Underwriter’s Summary Report
Sponsor Year 1 Budget Total Expenses	Underwriter’s Summary Report
Sponsor Year 2 Budget Total Expenses	Underwriter’s Summary Report
Sponsor Year 3 Budget Total Expenses	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
2023 Net Operating Income	Underwriter’s Summary Report
2024 Net Operating Income	Underwriter’s Summary Report
September 2025 TTM Net Operating Income	Underwriter’s Summary Report
Normalized September 2025 TTM Net Operating Income	Underwriter’s Summary Report
September 2025 T-6 Annualized Net Operating Income	Underwriter’s Summary Report
September 2025 T-3 Annualized Net Operating Income	Underwriter’s Summary Report
September 2025 T-1 Annualized Net Operating Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 12 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

Sponsor Year 1 Budget Net Operating Income	Underwriter’s Summary Report
Sponsor Year 2 Budget Net Operating Income	Underwriter’s Summary Report
Sponsor Year 3 Budget Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report
2023 Replacement Reserves	Underwriter’s Summary Report
2024 Replacement Reserves	Underwriter’s Summary Report
September 2025 TTM Replacement Reserves	Underwriter’s Summary Report
Normalized September 2025 TTM Replacement Reserves	Underwriter’s Summary Report
September 2025 T-6 Annualized Replacement Reserves	Underwriter’s Summary Report
September 2025 T-3 Annualized Replacement Reserves	Underwriter’s Summary Report
September 2025 T-1 Annualized Replacement Reserves	Underwriter’s Summary Report
Sponsor Year 1 Budget Replacement Reserves	Underwriter’s Summary Report
Sponsor Year 2 Budget Replacement Reserves	Underwriter’s Summary Report
Sponsor Year 3 Budget Replacement Reserves	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
2023 Net Cash Flow	Underwriter’s Summary Report
2024 Net Cash Flow	Underwriter’s Summary Report
September 2025 TTM Net Cash Flow	Underwriter’s Summary Report
Normalized September 2025 TTM Net Cash Flow	Underwriter’s Summary Report
September 2025 T-6 Annualized Net Cash Flow	Underwriter’s Summary Report
September 2025 T-3 Annualized Net Cash Flow	Underwriter’s Summary Report
September 2025 T-1 Annualized Net Cash Flow	Underwriter’s Summary Report
Sponsor Year 1 Budget Net Cash Flow	Underwriter’s Summary Report
Sponsor Year 2 Budget Net Cash Flow	Underwriter’s Summary Report
Sponsor Year 3 Budget Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 13 of 15

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Ongoing Tax Escrow Monthly	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Initial Cap Ex Escrow	Mortgage Loan Agreement
Ongoing Cap Ex Escrow Monthly	Mortgage Loan Agreement
Cap Ex Escrow Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement
Ongoing Immediate Repairs Escrow	Mortgage Loan Agreement
Ongoing Immediate Repairs Escrow Springing Conditions	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement
Ongoing Other Escrow Springing Conditions	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

First Loan Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Floating Rate Component Extensions	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Grace Period	Mortgage Loan Agreement
Lockbox	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Cash Management Type	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Property Release Description	Mortgage Loan Agreement
Administrative Fee Rate (%)	Administrative Fee Schedule
Term SOFR Cap	Mortgage Loan Agreement
Term SOFR Lookback Days	Mortgage Loan Agreement
Term SOFR Cap Expiration Date	Interest Rate Cap Agreement

Exhibit 2 to Attachment A Page 14 of 15

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

3.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct credit card companies, credit card clearing banks or tenants to pay receipts directly to a lockbox account controlled by the lender(s).

4.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

5.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

6.	For the purpose of comparing the “Rent Roll Date” characteristic, the Depositor instructed us to use the last day of the month if the applicable Source Document(s) only indicated the month and year.

7.	For the purpose of comparing the “Individual As-Is Appraised Value” characteristic for the Properties identified on the Preliminary Data File as “Titusville (Cheney)” and “Long Beach (Orange),” the Depositor instructed us to include the excess land value with the as-is appraised value, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 15 of 15

8.	For the purpose of comparing the “Pool Identifier” characteristic, the Depositor instructed us to show “Acquisition Property” for any Property that shows a “Date Acquired,” as shown on the Preliminary Data File, in the calendar fourth quarter of 2025 and show “Same-Store Property” for any other Property.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Rank
Property ID
Property Name
Origination Date
Assumed Mortgage Loan Spread

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.